Financial instruments and related risk management	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Financial instruments and related risk management

24. Financial instruments and related risk management

Cameco is exposed in varying degrees to a variety of risks from its use of financial instruments. Management and the board of directors, both separately and together, discuss the principal risks of our businesses. The board sets policies for the implementation of systems to manage, monitor and mitigate identifiable risks. Cameco’s risk management objective in relation to these instruments is to protect and minimize volatility in cash flow. The types of risks Cameco is exposed to, the source of risk exposure and how each is managed is outlined below.

Market risk

Market risk is the risk that changes in market prices, such as commodity prices, foreign currency exchange rates and interest rates, will affect the Company’s earnings or the fair value of its financial instruments. Cameco engages in various business activities which expose the Company to market risk. As part of its overall risk management strategy, Cameco uses derivatives to manage some of its exposures to market risk that result from these activities.

Derivative instruments may include financial and physical forward contracts. Such contracts may be used to establish a fixed price for a commodity, an interest-bearing obligation or a cash flow denominated in a foreign currency. Market risks are monitored regularly against defined risk limits and tolerances.

Cameco’s actual exposure to these market risks is constantly changing as the Company’s portfolios of foreign currency, interest rate and commodity contracts change.

The types of market risk exposure and the way in which such exposure is managed are as follows:

A. Commodity price risk

As a significant producer and supplier of uranium and nuclear fuel processing services, Cameco bears significant exposure to changes in prices for these products. A substantial change in prices will affect the Company’s net earnings and operating cash flows. Prices for Cameco’s products are volatile and are influenced by numerous factors beyond the Company’s control, such as supply and demand fundamentals and geopolitical events.

Cameco’s sales contracting strategy focuses on reducing the volatility in future earnings and cash flow, while providing both protection against decreases in market price and retention of exposure to future market price increases. To mitigate the risks associated with the fluctuations in the market price for uranium products, Cameco seeks to maintain a portfolio of uranium product sales contracts with a variety of delivery dates and pricing mechanisms that provide a degree of protection from pricing volatility.

Cameco is exposed to commodity price risk through its use of a uranium contract derivative. As of the reporting date, a 30% decrease in the price of uranium based on the Numerco forward uranium price curve, would result in a loss on this derivative of $7,516,000 ($5,770,000 (US)). A 30% increase would have an equal but opposite impact.

B. Foreign exchange risk

The relationship between the Canadian and US dollar affects financial results of the uranium business as well as the fuel services business. Sales of uranium product, conversion and fuel manufacturing services are routinely denominated in US dollars while production costs are largely denominated in Canadian dollars.

Cameco attempts to provide some protection against exchange rate fluctuations by planned hedging activity designed to smooth volatility. To mitigate risks associated with foreign currency, Cameco enters into forward sales and option contracts to establish a price for future delivery of the foreign currency. These foreign currency contracts are not designated as hedges and are recorded at fair value with changes in fair value recognized in earnings. Cameco also has a natural hedge against US currency fluctuations because a portion of its annual cash outlays, including purchases of uranium and conversion services, is denominated in US dollars.

Cameco holds a number of financial instruments denominated in foreign currencies that expose the Company to foreign exchange risk. Cameco measures its exposure to foreign exchange risk on financial instruments as the change in carrying values that would occur as a result of reasonably possible changes in foreign exchange rates, holding all other variables constant. As of the reporting date, the Company has determined its pre-tax exposure to foreign currency exchange risk on financial instruments to be as follows based on a 5% weakening of the Canadian dollar:

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	EUR	$23,495	$1,175
Cash and cash equivalents	USD	149,655	7,483
Accounts receivable	USD	333,240	16,662
Accounts receivable	KZT	42,032	2,212
Long-term receivables, investments and other	USD	58,820	2,941
Accounts payable and accrued liabilities	USD	(88,281)	(4,414)
Net foreign currency derivatives	USD	34,360	(59,965)

A 5% strengthening of the Canadian dollar against the currencies above at December 31, 2017 would have had an equal but opposite effect on the amounts shown above, assuming all other variables remained constant.

C. Interest rate risk

The Company has a strategy of minimizing its exposure to interest rate risk by maintaining target levels of fixed and variable rate borrowings. The proportions of outstanding debt carrying fixed and variable interest rates are reviewed by senior management to ensure that these levels are within approved policy limits. At December 31, 2017, the proportion of Cameco’s outstanding debt that carries fixed interest rates is 80% (2016 - 80%).

Cameco is exposed to interest rate risk through its interest rate swap contracts whereby fixed rate payments on a notional amount of $300,000,000 of the Series D senior unsecured debentures were swapped for variable rate payments. The swaps terminate on September 2, 2019. Under the terms of the swaps, Cameco makes interest payments based on the three-month Canada Dealer Offered Rate plus an average margin of 3.7% and receives fixed interest payments of 5.67%. At December 31, 2017, the fair value of Cameco’s interest rate swap net liability was $150,000 (2016 - asset of $6,547,000).

Cameco is also exposed to interest rate risk on its loan facility with Inkai due to the variable nature of the interest rate contained in the terms therein (note 29).

Cameco measures its exposure to interest rate risk as the change in cash flows that would occur as a result of reasonably possible changes in interest rates, holding all other variables constant. As of the reporting date, the Company has determined the impact on earnings of a 1% increase in interest rate on variable rate financial instruments to be as follows:

Gain (loss)

Interest rate contracts	$(3,009)
Advances receivable from Inkai	611

Counterparty credit risk

Counterparty credit risk is associated with the ability of counterparties to satisfy their contractual obligations to Cameco, including both payment and performance. Cameco’s sales of uranium product, conversion and fuel manufacturing services expose the Company to the risk of non-payment.

Cameco manages the risk of non-payment by monitoring the credit worthiness of its customers and seeking pre-payment or other forms of payment security from customers with an unacceptable level of credit risk. To mitigate risks associated with certain financial assets, Cameco will hold positions with a variety of large creditworthy institutions.

The maximum exposure to credit risk, as represented by the carrying amount of the financial assets, at December 31 was:

	2017	2016

Cash and cash equivalents	$591,620	$320,278
Accounts receivable [note 6]	393,213	238,514
Advances receivable from Inkai [note 29]	58,820	90,095
Derivative assets [note 10]	40,804	10,612
Other	-	4,966

At December 31, 2017, there were no significant concentrations of credit risk and no amounts were held as collateral. Historically, Cameco has experienced minimal customer defaults and, as a result, considers the credit quality of its accounts receivable to be high. All accounts receivable at the reporting date are neither past due nor impaired.

Cameco has established programs for sales without recourse of trade accounts receivable to financial institutions. Through these programs, the Company surrenders the control, risks and benefits associated with the accounts receivable sold. The amount of receivables sold is recorded as a sale of financial assets and the balances are removed from the consolidated statement of financial position at the time of sale. The total amount of receivables sold under these programs and derecognized in accordance with IAS 39 during 2017 was $120,470,000 ($92,805,000 (USD)) (2016 - $214,428,000 ($159,551,000 (USD))).

Liquidity risk

Financial liquidity represents Cameco’s ability to fund future operating activities and investments. Cameco ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company’s holdings of cash and cash equivalents. The Company believes that these sources will be sufficient to cover the likely short-term and long-term cash requirements.

The table below outlines the Company’s available debt facilities at December 31, 2017:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,250,000	$-	$1,250,000
Letter of credit facilities	1,667,932	1,474,155	193,777

The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$258,405	$258,405	$258,405	$-	$-	$-
Dividends payable	39,579	39,579	39,579	-	-	-
Long-term debt	1,494,471	1,500,000	-	500,000	400,000	600,000
Foreign currency contracts	5,624	5,624	1,747	3,877	-	-
Other derivative liabilities	17,790	17,790	9,502	8,288	-	-

Total contractual repayments	$1,815,869	$1,821,398	$309,233	$512,165	$400,000	$600,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$405,600	$69,390	$110,430	$82,080	$143,700

Measurement of fair values

A. Accounting classifications and fair values

The following tables summarize the carrying amounts and accounting classifications of Cameco’s financial instruments at the reporting date:

At December 31, 2017

	Fair value through profit or loss	Loans and receivables	Available for sale	Other financial liabilities	Total

Financial assets
Cash and cash equivalents	$-	$591,620	$-	$-	$591,620
Accounts receivable [note 6]	-	396,824	-	-	396,824
Derivative assets [note 10]
Foreign currency contracts	39,984	-	-	-	39,984
Interest rate contracts	820	-	-	-	820
Investments in equity securities [note 10]	-	-	21,417	-	21,417
Advances receivable from Inkai [note 29]	-	58,820	-	-	58,820

	$40,804	$1,047,264	$21,417	$-	$1,109,485

Financial liabilities
Accounts payable and accrued liabilities [note 11]	$-	$-	$-	$258,405	$258,405
Dividends payable	-	-	-	39,579	39,579
Derivative liabilities [note 13]
Foreign currency contracts	5,624	-	-	-	5,624
Uranium contracts	16,820	-	-	-	16,820
Interest rate contracts	970	-	-	-	970
Long-term debt [note 12]	-	-	-	1,494,471	1,494,471

	23,414	-	-	1,792,455	1,815,869

Net	$17,390	$1,047,264	$21,417	$(1,792,455)	$(706,384)

At December 31, 2016

	Fair value through profit or loss	Loans and receivables	Available for sale	Other financial liabilities	Total

Financial assets
Cash and cash equivalents	$-	$320,278	$-	$-	$320,278
Accounts receivable [note 6]	-	242,482	-	-	242,482
Derivative assets [note 10]
Foreign currency contracts	4,065	-	-	-	4,065
Interest rate contracts	6,547	-	-	-	6,547
Investments in equity securities [note 10]	-	-	14,807	-	14,807
Advances receivable from Inkai [note 29]	-	90,095	-	-	90,095
Other	-	4,966	-	-	4,966

	$10,612	$657,821	$14,807	$-	$683,240

Financial liabilities
Accounts payable and accrued liabilities [note 11]	$-	$-	$-	$312,900	$312,900
Dividends payable	-	-	-	39,579	39,579
Derivative liabilities [note 13]
Foreign currency contracts	29,231	-	-	-	29,231
Uranium contracts	29,654	-	-	-	29,654
Long-term debt [note 12]	-	-	-	1,493,327	1,493,327

	58,885	-	-	1,845,806	1,904,691

Net	$(48,273)	$657,821	$14,807	$(1,845,806)	$(1,221,451)

Cameco does not have any financial instruments classified as held-for-trading, or held-to-maturity as of the reporting date.

The following tables summarize the carrying amounts and fair values of Cameco’s financial instruments, including their levels in the fair value hierarchy:

As at December 31, 2017

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$39,984	$-	$39,984	$39,984
Interest rate contracts	820	-	820	820
Investments in equity securities [note 10]	21,417	21,417	-	21,417
Derivative liabilities [note 13]
Foreign currency contracts	(5,624)	-	(5,624)	(5,624)
Uranium contracts	(16,820)	-	(16,820)	(16,820)
Interest rate contracts	(970)	-	(970)	(970)
Long-term debt [note 12]	(1,494,471)	-	(1,652,230)	(1,652,230)

Net	$(1,455,664)	$21,417	$(1,634,840)	$(1,613,423)

As at December 31, 2016

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$4,065	$-	$4,065	$4,065
Interest rate contracts	6,547	-	6,547	6,547
Investments in equity securities [note 10]	14,807	14,807	-	14,807
Derivative liabilities [note 13]
Foreign currency contracts	(29,231)	-	(29,231)	(29,231)
Share purchase options	(29,654)	-	(29,654)	(29,654)
Long-term debt [note 12]	(1,493,327)	-	(1,721,805)	(1,721,805)

Net	$(1,526,793)	$14,807	$(1,770,078)	$(1,755,271)

The preceding tables exclude fair value information for financial instruments whose carrying amounts are a reasonable approximation of fair value. The carrying value of Cameco’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximates its fair value as a result of the short-term nature of the instruments.

There were no transfers between level 1 and level 2 during the period. Cameco does not have any financial instruments that are classified as level 3 as of the reporting date.

B. Financial instruments measured at fair value

Cameco measures its derivative financial instruments, material investments in equity securities and long-term debt at fair value. Investments in publicly held equity securities are classified as a recurring level 1 fair value measurement while derivative financial instruments and long-term debt are classified as a recurring level 2 fair value measurement.

The fair value of investments in equity securities is determined using quoted share prices observed in the principal market for the securities as of the reporting date. The fair value of Cameco’s long-term debt is determined using quoted market yields as of the reporting date, which ranged from 1.6% to 2.3% (2016 - 0.8% to 2.3%).

Foreign currency derivatives consist of foreign currency forward contracts, options and swaps. The fair value of foreign currency options is measured based on the Black Scholes option-pricing model. The fair value of foreign currency forward contracts and swaps is measured using a market approach, based on the difference between contracted foreign exchange rates and quoted forward exchange rates as of the reporting date.

Interest rate derivatives consist of interest rate swap contracts. The fair value of interest rate swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed interest payments to be received and floating interest payments to be made to the counterparty based on Canada Dealer Offer Rate forward interest rate curves.

Uranium contract derivatives consist of written options and price swaps. The fair value of uranium options is measured based on the Black Scholes option-pricing model. The fair value of uranium price swaps is determined by discounting expected future cash flows from the contracts. The future cash flows are determined by measuring the difference between fixed purchases or sales under contracted prices, and floating purchases or sales based on Numerco forward uranium price curves.

Where applicable, the fair value of the derivatives reflects the credit risk of the instrument and includes adjustments to take into account the credit risk of the Company and counterparty. These adjustments are based on credit ratings and yield curves observed in active markets at the reporting date.

Derivatives

The following table summarizes the fair value of derivatives and classification on the consolidated statements of financial position:

	2017	2016

Non-hedge derivatives:
Foreign currency contracts	$34,360	$(25,166)
Interest rate contracts	(150)	6,547
Contract derivatives	(16,820)	(29,654)

Net	$17,390	$(48,273)

Classification:
Current portion of long-term receivables, investments and other [note 10]	$25,948	$4,119
Long-term receivables, investments and other [note 10]	14,856	6,493
Current portion of other liabilities [note 13]	(11,249)	(24,966)
Other liabilities [note 13]	(12,165)	(33,919)

Net	$17,390	$(48,273)

The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2017	2016

Non-hedge derivatives:
Foreign currency contracts	$58,983	$59,398
Interest rate contracts	(4,014)	(1,016)
Uranium contracts	1,281	(23,975)

Net	$56,250	$34,407